Fair Value Measurements on a Recurring Basis (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Measurements on a Recurring Basis [Abstract]
Fair Value, Measurement Inputs, Disclosure
The following presents the fair value hierarchy for assets and liabilities measured at fair value on a recurring basis:

	Fair Value Measurements on a Recurring Basis December 31, 2011
	Level 2	Netting (1)	Total
	(in thousands)
Assets:
Commodity derivatives	$880,175	$(303,272)	$576,903

Liabilities:
Commodity derivatives	$320,835	$(303,272)	$17,563

(1)	Represents counterparty netting under agreements governing such derivatives.